UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Core Alternative ETF
TF | CCOR
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://corealtfunds.com/CCOR. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Alternative ETF	$114	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended April 30, 2026, the Fund returned -4.31%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund employs a strategic approach centered on a concentrated, equal-weight-tilted long equity portfolio, composed primarily of large-cap stocks with a slight value tilt. The equity portfolio is complemented by an option strategy designed to mitigate downside risk. The narrow market leadership experienced over the past year created headwinds for the strategy. While certain holdings showed strong outperformance (namely in financials and tech stocks), the put option strategy created a performance drag as the back half of 2025 experienced minimal volatility. The Fund posted strong performance in the first few months of 2026 during a period of downside swings in broader equity markets.
POSITIONING
The Fund has actively allowed individual long equity weights to increase in certain holdings to better manage the basis risk relative to the overall market and the option positioning. The portfolio management team has employed additional strategies to ameliorate the impact of narrow market breadth.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Core Alternative ETF	PAGE 1	TSR-AR-53656F847

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2017)
Core Alternative ETF NAV	-4.31	-1.33	1.67
S&P 500 TR	31.05	13.14	14.98
Visit https://corealtfunds.com/CCOR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,602,672
Number of Holdings	42
Net Advisory Fee	$448,435
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	7.0%
Morgan Stanley	4.9%
Johnson & Johnson	4.1%
Walmart, Inc.	3.9%
Exxon Mobil Corp.	3.8%
Chevron Corp.	3.8%
Air Products & Chemicals, Inc.	3.6%
Microsoft Corp.	3.5%
NextEra Energy, Inc.	3.4%
JPMorgan Chase & Co.	3.4%

Top Sectors	(%)
Financial	19.8%
Technology	16.4%
Consumer, Non-cyclical	14.2%
Communications	13.7%
Consumer, Cyclical	10.1%
Industrial	9.4%
Energy	7.6%
Utilities	6.6%
Basic Materials	5.1%
Cash & Other	-2.9%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Kyler Kring, CFA, previously a  Portfolio Analyst, is now an  Associate Portfolio Manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://corealtfunds.com/CCOR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Core Alternative Capital documents not be householded, please contact Core Alternative Capital at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Core Alternative Capital or your financial intermediary.
Core Alternative ETF	PAGE 2	TSR-AR-53656F847

Optimized Equity Income ETF
TF | OEI
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Optimized Equity Income ETF for the period of October 21, 2025, to April 30, 2026. You can find additional information about the Fund at https://corealtfunds.com/OEI. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Optimized Equity Income ETF	$55	1.02%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended April 30, 2026 since inception (Oct. 21, 2025), the Fund returned 7.24%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund pairs a long equity portfolio with a diverse set of holdings alongside a call writing option strategy to generate income. In the approximate 6-month period since inception, the Fund posted strong performance in a supportive market backdrop. Both the equity holdings and the option strategy contributed to overall Fund returns. The ability of the Fund to sell covered call options on individual securities and/or broad equity market indexes is a core differentiator providing the managers flexibility in income generation based on the prevailing market environment.
POSITIONING
The Fund has performed in-line with expectations to date and has not materially altered its holdings. Positioning has tilted modestly more conservative in the final weeks of the period ended April 30th as equity market valuations have become elevated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Optimized Equity Income ETF	PAGE 1	TSR-AR-53656G159

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/21/2025)
Optimized Equity Income ETF NAV	7.24
S&P 500 TR	7.70
Visit https://corealtfunds.com/OEI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,038,118
Number of Holdings	101
Net Advisory Fee	$123,191
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	8.2%
Apple, Inc.	6.9%
Alphabet, Inc.	6.7%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.9%
Tesla, Inc.	1.7%

Top Sectors	(%)
Technology	33.8%
Communications	20.4%
Consumer, Non-cyclical	14.5%
Financial	12.9%
Consumer, Cyclical	6.7%
Industrial	6.6%
Energy	3.3%
Utilities	0.7%
Basic Materials	0.4%
Cash & Other	1.7%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Kyler Kring, CFA, previously a  Portfolio Analyst, is now an  Associate Portfolio Manager for the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://corealtfunds.com/OEI.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Core Alternative Capital documents not be householded, please contact Core Alternative Capital at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Core Alternative Capital or your financial intermediary.
Optimized Equity Income ETF	PAGE 2	TSR-AR-53656G159

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2026	FYE 4/30/2025
(a) Audit Fees	$32,200	$16,100
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,500	$3,425
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2026	FYE 4/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CORE ALTERNATIVE ETF (CCOR)
Optimized Equity Income ETF (OEI)
Annual Financial Statements and Additional Information
April 30, 2026

CORE ALTERNATIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 100.1%
Basic Materials - 5.1%
Air Products & Chemicals, Inc.(a)	3,315	$994,666
Mosaic Co.(a)	18,032	419,604
		1,414,270
Communications - 13.7%
Alphabet, Inc. - Class A(a)	4,989	1,919,767
Amazon.com, Inc.(b)	3,287	871,252
FactSet Research Systems, Inc.(a)	1,458	331,812
Meta Platforms, Inc. - Class A	1,063	650,460
		3,773,291
Consumer, Cyclical - 10.1%
Genuine Parts Co.(a)	4,828	517,706
Home Depot, Inc.	1,479	486,295
McDonald’s Corp.(a)	2,452	719,883
Walmart, Inc.(a)	8,198	1,081,562
		2,805,446
Consumer, Non-cyclical - 14.2%
Amgen, Inc.(a)	2,281	789,796
Diageo PLC - ADR(a)	2,656	214,206
Eli Lilly & Co.	668	624,313
Johnson & Johnson(a)	4,942	1,135,919
Merck & Co., Inc.(a)	4,665	509,325
Procter & Gamble Co.(a)	4,357	640,871
		3,914,430
Energy - 7.6%
Chevron Corp.(a)	5,452	1,053,926
Exxon Mobil Corp.(a)	6,838	1,055,309
		2,109,235
Financial - 17.0%
Aflac, Inc.(a)	5,232	594,721
Chubb Ltd.	2,845	930,315
CME Group, Inc.(a)	3,094	890,515
JPMorgan Chase & Co.(a)	2,973	931,233
Morgan Stanley(a)	7,028	1,339,467
		4,686,251
Industrial - 9.4%
Emerson Electric Co.(a)	6,630	931,117
Lockheed Martin Corp.(a)	1,487	770,221
Waste Management, Inc.(a)	3,819	888,109
		2,589,447
Technology - 16.4%
Accenture PLC - Class A(a)	1,911	341,515
Adobe, Inc.(b)	1,290	317,469
Advanced Micro Devices, Inc.(b)	2,598	920,965

The accompanying notes are an integral part of these financial statements.

1

CORE ALTERNATIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Apple, Inc.(a)	2,567	$696,556
Broadridge Financial Solutions, Inc.(a)	3,396	522,916
Fiserv, Inc.(b)	4,269	267,453
Microsoft Corp.(a)	2,348	957,467
Paychex, Inc.(a)	5,375	497,886
		4,522,227
Utilities - 6.6%
NextEra Energy, Inc.(a)	9,649	944,444
Southern Co.(a)	9,068	876,876
		1,821,320
TOTAL COMMON STOCKS (Cost $23,089,140)		27,635,917
REAL ESTATE INVESTMENT TRUSTS - 2.8%
Financial - 2.8%
Realty Income Corp.	12,297	789,959
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $678,813)		789,959

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%(b)
Call Options - 0.0%(c)
S&P 500 Index, Expiration: 05/04/2026; Exercise Price: $7,390.00(d)(e)(f)	$14,418,020	20	250
Put Options - 0.1%
S&P 500 Index(d)(e)(f)
Expiration: 05/05/2026; Exercise Price: $7,050.00	10,813,515	15	8,475
Expiration: 05/07/2026; Exercise Price: $7,010.00	14,418,020	20	14,700
Total Put Options			23,175
TOTAL PURCHASED OPTIONS (Cost $123,163)			23,425

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.8%
First American Government Obligations Fund - Class X, 3.58%(g)	488,500	488,500
TOTAL MONEY MARKET FUNDS (Cost $488,500)		488,500
TOTAL INVESTMENTS - 104.8% (Cost $24,379,616)		$28,937,801
Liabilities in Excess of Other Assets - (4.8)%		(1,335,129)
TOTAL NET ASSETS - 100.0%		$27,602,672

The accompanying notes are an integral part of these financial statements.

2

CORE ALTERNATIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of April 30, 2026 was $21,240,230.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

CORE ALTERNATIVE ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.5)%
S&P 500 Index, Expiration: 05/05/2026; Exercise Price: $7,180.00(a)(b)	$(14,418,020)	(20)	$(124,900)
TOTAL WRITTEN OPTIONS (Premiums received $68,957)			$(124,900)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$27,635,917	$—	$—	$27,635,917
Real Estate Investment Trusts	789,959	—	—	789,959
Purchased Options	—	23,425	—	23,425
Money Market Funds	488,500	—	—	488,500
Total Investments	$28,914,376	$23,425	$—	$28,937,801
Liabilities:
Investments:
Written Options	$—	$(124,900)	$—	$(124,900)
Total Investments	$—	$(124,900)	$—	$(124,900)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Optimized Equity Income ETF
Schedule of Investments
April 30, 2026

	Shares	Value
COMMON STOCKS - 98.6%
Basic Materials - 0.4%
Freeport-McMoRan, Inc.(a)	2,952	$170,567
Communications - 20.4%
Alphabet, Inc. - Class A(a)(b)	4,100	1,577,680
Alphabet, Inc. - Class C(a)(b)	3,280	1,252,763
Amazon.com, Inc.(a)(b)(c)	7,052	1,869,203
AppLovin Corp. - Class A(a)(c)	328	146,403
Arista Networks, Inc.(a)(c)	1,148	198,271
AT&T, Inc.(a)	10,332	269,975
Booking Holdings, Inc.(a)	4,100	690,276
Cisco Systems, Inc.(a)	5,576	510,204
Meta Platforms, Inc. - Class A(a)	1,640	1,003,532
Netflix, Inc.(a)(c)	3,280	307,041
Uber Technologies, Inc.(a)(c)	2,952	220,249
Verizon Communications, Inc.(a)	6,068	291,446
Walt Disney Co.(a)	2,460	255,225
		8,592,268
Consumer, Cyclical - 6.8%
Costco Wholesale Corp.(a)	492	499,149
Home Depot, Inc.(a)	1,476	485,309
McDonald’s Corp.(a)	984	288,893
Tesla, Inc.(a)(b)(c)	1,968	751,048
TJX Cos., Inc.(a)	1,640	257,070
Walmart, Inc.(a)	4,264	562,549
		2,844,018
Consumer, Non-cyclical - 14.5%
Abbott Laboratories(a)	2,624	238,233
AbbVie, Inc.(a)	2,624	554,504
Amgen, Inc.(a)	820	283,925
Boston Scientific Corp.(a)(c)	2,132	122,825
Coca-Cola Co.(a)	4,264	335,833
Eli Lilly & Co.(a)	656	613,098
Gilead Sciences, Inc.(a)	1,804	236,035
Intuitive Surgical, Inc.(a)(c)	492	225,144
Johnson & Johnson(a)	3,444	791,603
Merck & Co., Inc.(a)	3,608	393,921
PepsiCo, Inc.(a)	1,968	311,908
Pfizer, Inc.(a)	8,200	218,940
Philip Morris International, Inc.(a)	2,296	379,001
Procter & Gamble Co.(a)	3,116	458,332
S&P Global, Inc.(a)	492	212,165
Thermo Fisher Scientific, Inc.(a)	656	314,198
UnitedHealth Group, Inc.(a)	1,148	425,311
		6,114,976

The accompanying notes are an integral part of these financial statements.

5

Optimized Equity Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 3.3%
Chevron Corp.(a)	2,788	$538,948
Exxon Mobil Corp.(a)	5,584	861,779
		1,400,727
Financial - 12.0%
American Express Co.(a)	820	264,901
Bank of America Corp.(a)	9,348	499,744
Berkshire Hathaway, Inc. - Class B(a)(c)	1,312	621,363
BlackRock, Inc.(a)	328	349,517
Charles Schwab Corp.(a)	2,460	225,434
Citigroup, Inc.(a)	2,624	335,820
Goldman Sachs Group, Inc.(a)	281	259,579
JPMorgan Chase & Co.(a)	1,968	616,437
Mastercard, Inc. - Class A(a)	1,148	577,352
Morgan Stanley(a)	1,640	312,568
Progressive Corp.(a)	984	198,060
Visa, Inc. - Class A(a)	1,312	432,750
Wells Fargo & Co.(a)	4,428	364,114
		5,057,639
Industrial - 6.7%
Amphenol Corp. - Class A(a)	1,476	217,371
Boeing Co.(a)(c)	1,476	338,048
Caterpillar, Inc.(a)(b)	656	583,912
Eaton Corp. PLC(a)	656	284,055
GE Vernova, Inc.(a)	492	533,062
General Electric Co.(a)	1,640	475,485
RTX Corp.(a)	2,132	375,381
		2,807,314
Technology - 33.8%(d)
Accenture PLC - Class A(a)	820	146,542
Adobe, Inc.(a)(c)	656	161,442
Advanced Micro Devices, Inc.(a)(b)(c)	1,476	523,227
Apple, Inc.(a)(b)	10,660	2,892,591
Applied Materials, Inc.(a)	500	197,245
Broadcom, Inc.(a)(b)	3,280	1,369,171
Intel Corp.(a)(b)(c)	6,232	588,799
International Business Machines Corp.(a)	984	227,284
Intuit, Inc.(a)	328	127,428
Lam Research Corp.(a)	1,312	338,312
Micron Technology, Inc.(a)(b)	1,312	678,514
Microsoft Corp.(a)(b)	5,412	2,206,905
NVIDIA Corp.(a)(b)	17,384	3,469,325
Oracle Corp.(a)	1,148	185,276
Palantir Technologies, Inc. - Class A(a)(c)	1,640	228,140
QUALCOMM, Inc.(a)	1,640	294,511

The accompanying notes are an integral part of these financial statements.

6

Optimized Equity Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Salesforce, Inc.(a)	1,148	$202,657
ServiceNow, Inc.(a)(c)	820	72,414
Texas Instruments, Inc.(a)	984	276,583
		14,186,366
Utilities - 0.7%
NextEra Energy, Inc.(a)	2,952	288,942
TOTAL COMMON STOCKS (Cost $39,470,750)		41,462,817
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Financial - 0.9%
Realty Income Corp.	5,622	361,157
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $343,135)		361,157

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(c)(e)
Put Options - 0.0%(e)
S&P 500 Index(b)(f)(g)
Expiration: 05/15/2026; Exercise Price: $6,250.00	$7,209,010	10	1,775
Expiration: 05/15/2026; Exercise Price: $6,495.00	3,604,505	5	1,650
TOTAL PURCHASED OPTIONS (Cost $138,830)			3,425

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 3.58%(h)	511,584	511,584
TOTAL MONEY MARKET FUNDS (Cost $511,584)		511,584
TOTAL INVESTMENTS - 100.7% (Cost $40,464,299)		$42,338,983
Liabilities in Excess of Other Assets - (0.7)%(i)		(300,865)
TOTAL NET ASSETS - 100.0%		$42,038,118

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of April 30, 2026, was $19,545,073.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

7

Optimized Equity Income ETF
Schedule of Investments
April 30, 2026(Continued)
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(i)	Includes cash of $78,858 that is pledged as collateral for written options.
The accompanying notes are an integral part of these financial statements.

8

Optimized Equity Income ETF
Schedule of Written Options
April 30, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (2.2)%(a)(b)
Advanced Micro Devices, Inc.
Expiration: 05/01/2026; Exercise Price: $265.00	$(283,592)	(8)	$(71,700)
Expiration: 05/15/2026; Exercise Price: $330.00	(141,796)	(4)	(14,390)
Alphabet, Inc.
Expiration: 05/01/2026; Exercise Price: $335.00	(381,940)	(10)	(47,650)
Expiration: 05/15/2026; Exercise Price: $360.00	(572,910)	(15)	(37,200)
Expiration: 05/15/2026; Exercise Price: $360.00	(769,600)	(20)	(56,000)
Amazon.com, Inc., Expiration: 05/15/2026; Exercise Price: $260.00	(530,120)	(20)	(19,150)
Apple, Inc.
Expiration: 05/01/2026; Exercise Price: $260.00	(814,050)	(30)	(37,350)
Expiration: 05/15/2026; Exercise Price: $265.00	(1,221,075)	(45)	(49,838)
Broadcom, Inc., Expiration: 05/15/2026; Exercise Price: $415.00	(834,860)	(20)	(32,850)
Caterpillar, Inc., Expiration: 05/15/2026; Exercise Price: $810.00	(356,044)	(4)	(34,130)
Intel Corp.
Expiration: 05/01/2026; Exercise Price: $68.00	(94,480)	(10)	(26,550)
Expiration: 05/15/2026; Exercise Price: $90.00	(188,960)	(20)	(16,950)
Micron Technology, Inc., Expiration: 05/15/2026; Exercise Price: $525.00	(310,296)	(6)	(16,470)
Microsoft Corp., Expiration: 05/15/2026; Exercise Price: $430.00	(611,670)	(15)	(4,237)
NVIDIA Corp., Expiration: 05/15/2026; Exercise Price: $210.00	(798,280)	(40)	(9,880)
S&P 500 Index
Expiration: 05/01/2026; Exercise Price: $6,950.00	(4,325,406)	(6)	(160,830)
Expiration: 05/14/2026; Exercise Price: $7,140.00	(14,418,020)	(20)	(260,000)
Tesla, Inc., Expiration: 05/15/2026; Exercise Price: $375.00	(457,956)	(12)	(19,800)
TOTAL WRITTEN OPTIONS (Premiums received $604,531)			$(914,975)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$41,462,817	$—	$—	$41,462,817
Real Estate Investment Trusts	361,157	—	—	361,157
Purchased Options	—	3,425	—	3,425
Money Market Funds	511,584	—	—	511,584
Total Investments	$42,335,558	$3,425	$—	$42,338,983
Liabilities:
Investments:
Written Options	$—	$(914,975)	$—	$(914,975)
Total Investments	$—	$(914,975)	$—	$(914,975)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

9

CORE ALTERNATIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026

	Core Alternative ETF	Optimized Equity Income ETF
ASSETS:
Investments, at value	$28,937,801	$42,338,983
Dividends receivable	28,114	24,182
Dividend tax reclaims receivable	861	308
Receivable for investments sold	—	148,375
Interest receivable	—	1,731
Deposit at broker for option contracts	—	544,720
Cash	—	78,859
Total assets	28,966,776	43,137,158
LIABILITIES:
Written option, at value	124,900	914,975
Due to broker	1,206,806	—
Payable to Adviser	26,049	23,469
Interest payable	6,349	9,421
Payable for investments purchased	—	151,175
Total liabilities	1,364,104	1,099,040
NET ASSETS	$27,602,672	$42,038,118
Net Assets Consists of:
Paid-in capital	$197,150,062	$41,291,643
Total distributable earnings/(accumulated losses)	(169,547,390)	746,475
Total net assets	$27,602,672	$42,038,118
Net assets	$27,602,672	$42,038,118
Shares issued and outstanding(a)	1,060,002	1,640,000
Net asset value per share	$26.04	$25.63
Cost:
Investments, at cost	$24,379,616	$40,464,299
Proceeds:
Written options premium received	$68,957	$604,531

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

10

CORE ALTERNATIVE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026

	Core Alternative ETF	Optimized Equity Income ETF(a)
INVESTMENT INCOME:
Dividend income	$898,515	$203,445
Less: issuance fees	(156)	—
Less: dividend withholding taxes	(1,525)	—
Interest income	2,417	9,091
Total investment income	899,251	212,536
EXPENSES:
Investment advisory fee	448,435	123,191
Interest expense	47,011	44,848
Total expenses	495,446	168,039
Net investment income	403,805	44,497
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,718,415)	85,717
Written options expired or closed	602,688	262,790
Net realized gain (loss)	(3,115,727)	348,507
Net change in unrealized appreciation (depreciation) on:
Investments	741,442	1,874,684
Written options	(55,943)	(310,444)
Net change in unrealized appreciation (depreciation)	685,499	1,564,240
Net realized and unrealized gain (loss)	(2,430,228)	1,912,747
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,026,423)	$1,957,244

(a)	Inception date of the Fund was October 21, 2025.
The accompanying notes are an integral part of these financial statements.

11

CORE ALTERNATIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Core Alternative ETF		Optimized Equity Income ETF
	Year Ended April 30,		Period Ended April 30, 2026(a)
	2026	2025
OPERATIONS:
Net investment income	$403,805	$1,058,236	$44,497
Net realized gain (loss)	(3,115,727)	10,363,826	348,507
Net change in unrealized appreciation (depreciation)	685,499	(8,397,986)	1,564,240
Net increase (decrease) in net assets from operations	(2,026,423)	3,024,076	1,957,244
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(403,805)	(1,062,525)	(1,210,769)
From return of capital	(26,096)	(56,734)	(291,428)
Total distributions to shareholders	(429,901)	(1,119,259)	(1,502,197)
CAPITAL TRANSACTIONS:
Shares sold	778,228	9,253,261	41,583,071
Shares redeemed	(30,954,673)	(121,762,088)	—
Net increase (decrease) in net assets from capital transactions	(30,176,445)	(112,508,827)	41,583,071
Net increase (decrease) in net assets	(32,632,769)	(110,604,010)	42,038,118
NET ASSETS:
Beginning of the period	60,235,441	170,839,451	—
End of the period	$27,602,672	$60,235,441	$42,038,118
SHARES TRANSACTIONS
Shares sold	30,000	350,000	1,640,000
Shares redeemed	(1,160,000)	(4,660,000)	—
Total increase (decrease) in shares outstanding	(1,130,000)	(4,310,000)	1,640,000

(a)	Inception date of the Fund was October 21, 2025.
The accompanying notes are an integral part of these financial statements.

12

CORE ALTERNATIVE ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$27.50	$26.28	$29.37	$30.47	$29.44
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.24	0.32	0.33	0.31
Net realized and unrealized gain (loss) on investments(b)	(1.43)	1.25	(3.08)	(1.10)	1.07
Total from investment operations	(1.18)	1.49	(2.76)	(0.77)	1.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.25)	(0.33)	(0.33)	(0.35)
Return of capital	(0.02)	(0.02)	—	0.00(c)	0.00(c)
Total distributions	(0.28)	(0.27)	(0.33)	(0.33)	(0.35)
Net asset value, end of year	$26.04	$27.50	$26.28	$29.37	$30.47
Total return	−4.31%	5.73%	−9.42%	−2.55%	4.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$27,603	$60,235	$170,839	$49,434	$303,177
Ratio of expenses to average net assets	1.16%	1.29%	1.18%	1.07%	1.07%
Ratio of interest expense to average net assets	0.11%	0.24%	0.13%	0.02%	0.02%
Ratio of expenses to average net assets excluding interest expense	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.95%	0.92%	1.14%	1.08%	1.02%
Portfolio turnover rate(d)	0%(e)	12%	10%	19%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

13

OPTIMIZED EQUITY INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain on investments(c)	1.72
Total from investment operations	1.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.86)
Net realized gains	(0.08)
Return of capital	(0.19)
Total distributions	(1.13)
Net asset value, end of period	$25.63
Total return(d)	7.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,038
Ratio of expenses to average net assets(e)	1.02%
Ratio of interest expense to average net assets(e)	0.27%
Ratio of expenses to average net assets excluding interest expense(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.27%
Portfolio turnover rate(d)(f)	1%

(a)	Inception date of the Fund was October 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026
1. ORGANIZATION
The Core Alternative ETF (“CCOR”) and Optimized Equity Income ETF (“OEI”) (each a “Fund” and collectively, the “Funds”) are diversified and non-diversified, respectively, series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
CCOR is an actively managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.
OEI is an actively managed ETF that seeks to achieve long-term capital appreciation with current income as a secondary consideration.
Inception date of OEI was October 21, 2025. Costs incurred in connection with the organization, registration and the initial public offering of shares were paid by Core Alternative Capital, LLC (the “Adviser”).
2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follow the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of each Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of each Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would

15

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of April 30, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call or put option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

16

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from a fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. Core Alternative ETF generally pays out dividends from net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. Optimized Equity Income ETF generally pays out dividends from net investment income, if any, monthly, and distributes its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2026, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of April 30, 2026, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At April 30, 2026, the tax periods for the prior three years (or commencement of operations, if shorter) are open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

17

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Derivatives. Each Fund may purchase and write put and call options on indices and securities and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to each Fund’s obligations. Put and call options on indices and securities give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Cash deposits held by the counterparty associated with each Fund’s written options are presented as deposits at broker on the Statements of Assets and Liabilities. In cases where additional cash is required to be sent to the broker for option transactions, this is presented as due to broker on the Statements of Assets and Liabilities. The Funds may maintain cash at their broker which, at times may exceed United States federally insured limits. The Funds’ deposits are monitored by the Investment Adviser and counterparty.
Each Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. Additionally, a key aspect of the Optimized Equity Income ETF’s strategy is the generation of monthly income through a combination of dividend payments from equity holdings and premiums from the options strategy, which involves writing (selling) call options with an attractive strike price.
The fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of April 30, 2026, the Funds’ derivative instruments are not subject to a master netting arrangement.
The average monthly value outstanding of purchased and written options during the year ended April 30, 2026, were as follows:

	Core Alternative ETF	Optimized Equity Income ETF
Purchased Options	$134,158	$183,490
Written Options	(43,623)	(293,485)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of April 30, 2026:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Core Alternative ETF	Purchased Options	$23,425	$—
	Written Options	—	124,900
Optimized Equity Income ETF	Purchased Options	3,425	—
	Written Options	—	914,975

18

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended April 30, 2026:

	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
	Purchased Options*	Written Options	Purchased Options*	Written Options
Core Alternative ETF - Equity Risk Contracts	$(9,476,018)	$602,688	$360,850	$(55,943)
Optimized Equity Income ETF - Equity Risk Contracts	45,322	262,789	(135,405)	(310,444)

*	Included as a component of Investments on the Funds’ Statements of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Core Alternative Capital, LLC, the Core Alternative ETF and Optimized Equity Income ETF pay a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.05% and 0.75%, respectively, of the Fund’s average daily net assets. Core Alternative Capital, LLC has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Funds’ distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as each Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading

19

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
(generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $500.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of each Fund will be issued to such authorized participant notwithstanding the fact that each Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Year/Period Ended April 30, 2026
	Ordinary Income(1)	Return of Capital	Long Term Capital Gain
Core Alternative ETF	$403,805	$26,096	$—
Optimized Equity Income ETF	1,088,154	291,428	122,615

	Year Ended April 30, 2025
	Ordinary Income(1)	Return of Capital
Core Alternative ETF	$1,062,525	$56,734
Optimized Equity Income ETF	—	—

(1)	Ordinary Income may include short-term capital gains.

20

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
At April 30, 2026, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Core Alternative ETF	Optimized Equity Income ETF
Federal Tax Cost of Investments	$24,417,287	$ 40,328,894
Gross Tax Unrealized Appreciation	$7,126,359	$4,509,979
Gross Tax Unrealized Depreciation	(2,605,845)	(2,667,218)
Net Tax Unrealized Appreciation (Depreciation)	4,520,514	1,842,761
Other Accumulated Gain (Loss)	(174,067,904)	(1,096,286)
Distributable Earnings/(Accumulated Losses)	$(169,547,390)	$746,475

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market of Section 1256 contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.
At April 30, 2026, the Funds’ fiscal period end, the Funds did not defer any Post-October losses or late-year ordinary losses.
At April 30, 2026, the Funds had the following capital loss carryforwards:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Core Alternative ETF	$ —	$66,882,838	$107,185,066
Optimized Equity Income ETF	—	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal period ended April 30, 2026, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Accumulated Earnings (Losses)	Paid-In Capital
Core Alternative ETF	$(5,536,505)	$5,536,505
Optimized Equity Income ETF	—	—

6. INVESTMENT TRANSACTIONS
During the period ended April 30, 2026, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations are as follows:

	Realized Gains	Realized Losses
Core Alternative ETF	$7,290,860	$(1,497,220)
Optimized Equity Income ETF	—	—

21

CORE ALTERNATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended April 30, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Core Alternative ETF	$ —	$ 6,691,361	$779,839	$ 30,368,952
Optimized Equity Income ETF	272,700	190,000	39,699,080	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as single segment entities. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On May 20, 2026, Optimized Equity Income ETF declared a distribution to shareholders of record on May 21, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Optimized Equity Income ETF	$0.20	$328,000

On June 17, 2026, the funds declared a distribution to shareholders of record on June 18, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Core Alternative ETF	$0.05	$53,000
Optimized Equity Income ETF	0.20	340,000

Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2026, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

22

CORE ALTERNATIVE ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of Core Alternative ETF and Optimized Equity Income ETF and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Core Alternative ETF and Optimized Equity Income ETF (the “Funds”), each a series of Listed Funds Trust, as of April 30, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Core Alternative ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and 2022
Optimized Equity Income ETF	For the period from October 21, 2025 (inception date) through April 30, 2026

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more funds advised by Core Alternative Capital, LLC since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 29, 2026

23

CORE ALTERNATIVE ETFs
ADDITIONAL INFORMATION
April 30, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements in the October 31, 2025, Semi-Annual Financial Statements and Additional Information.
TAX INFORMATION
For the fiscal period ended April 30, 2026, 100.00% and 16.96% of dividends paid from net ordinary income were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 of the Core Alternative ETF and Optimized Equity Income ETF, respectively.
For the fiscal period ended April 30, 2026, 100.00% and 16.65% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Core Alternative ETF and Optimized Equity Income ETF, respectively.
For the fiscal period ended April 30, 2026, 0% and 95.91% of dividends paid from net ordinary income were designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Core Alternative ETF and Optimized Equity Income ETF, respectively.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	07/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	07/06/26

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	07/02/26

* Print the name and title of each signing officer under his or her signature